IMPAIRMENT OF ASSETS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 24, 2012	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Impairment Assets [Line Items]
Property plant and equipment		$ 9,607,116	$ 9,542,335
Goodwill		55,891	54,800	$ 57,697
Acquisitions through business combinations, intangible assets and goodwill		$ 1,330
Discount rate used in current estimate of value in use		22.07%
Impairment loss on goodwill		$ 0	3,895
Impairment loss recognized in profit or loss		69,751	144,154
MAPA Project [member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss on goodwill			101,069
Impairment loss recognized in profit or loss				$ 101,069
Pien Mill [member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss on goodwill			3,895
Impairment loss recognized in profit or loss		14,388
Spare Parts [member]
Disclosure Of Impairment Assets [Line Items]
Property plant and equipment		3,639
Impairment loss recognized in profit or loss		10,500
Reversal of impairment loss		7,113	7,014
Licancel mill [member]
Disclosure Of Impairment Assets [Line Items]
Provision For Impairment Loss On Property Plant And Equipment		61,039
Aserraderos Horcones II [member]
Disclosure Of Impairment Assets [Line Items]
Provision For Impairment Loss On Property Plant And Equipment		$ 6,037
Pien plant [member]
Disclosure Of Impairment Assets [Line Items]
Discount rate used in current estimate of value in use		7.40%
Description of projected cash flow term		5 years
Pien plant [member] | Brazil
Disclosure Of Impairment Assets [Line Items]
Goodwill		$ 14,433	13,392
Arauco North America, Inc. (Prime-Line, Inc.) [member]
Disclosure Of Impairment Assets [Line Items]
Goodwill		732	732
Arauco Argentina [member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognized in profit or loss		127,260
Flakeboard [member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 40,726	$ 40,676
Consideration paid (received)	$ 242,502
Percentage of voting equity interests acquired	100.00%
Discount rate used in current estimate of value in use		7.00%
Description of projected cash flow term		7 years
Prime Line Inc [member] | Arauco North America, Inc. (Prime-Line, Inc.) [member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 732
Consideration paid (received)		$ 18,880